Collaboration and License Agreement with Incyte - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 13, 2020 EUR (€) € / shares shares	Jan. 13, 2020 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($) shares	Jan. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Statement [line items]
Upfront payment	€ 691,700,000						$ 750.0
Number of shares issued | shares			32,890,046	31,957,958		32,890,046		31,957,958
Value per share | € / shares	€ 1
Current financial assets			€ 1,175,829,000	€ 289,199,000
Non-current financial liabilities			831,075,000	40,042,000
Percentage on share of profit loss of associates and joint ventures	50.00%						50.00%
Additional paid-in capital			748,978,506	628,176,568
Revenue			327,698,465	71,755,303	€ 76,442,505
Current financial liabilities				59,569,000
Financial assets			€ 1,373,985,000	€ 389,334,000
Percentage of change in revenue and cost items				1.00%
Percentage of change in exchange rates				5.00%
Research and development costs [member]
Statement [line items]
Percentage of shares in development cost			45.00%			45.00%
US [member]
Statement [line items]
Revenue	€ 236,100,000	$ 268.9
Financial assets from collaborations [member]
Statement [line items]
Current financial assets	45,100,000						$ 48.9
Financial liabilities from collaborations [member]
Statement [line items]
Non-current financial liabilities	542,600,000						588.3
Top of range [member]
Statement [line items]
Recognition of milestone payments | $		1,100.0
Common stock value outstanding	900,000						1.0
Additional paid-in capital	€ 79,700,000						$ 90.7
Percentage on provision of services			45.00%			45.00%
Fair value of the financial asset | $						$ 46.5		$ 43.7
Bottom of range [member]
Statement [line items]
Fair value of the financial asset | $						43.7		$ 42.1
ADS [member]
Statement [line items]
Percentage of shares holding in Joint venture	2.76%						2.76%
Percentage of premium on weighted average price	20.00%						20.00%
Ordinary shares [member]
Statement [line items]
Number of shares issued | shares	907,441						907,441
Common stock [member]
Statement [line items]
Percentage of shares holding in Joint venture	2.84%						2.84%
Incyte [member]
Statement [line items]
Total consideration received	€ 822,600,000	$ 900.0
Non-current financial liabilities			€ 516,500,000			633.8
Percentage of compensation on future losses	50.00%						50.00%
Current financial liabilities			516,500,000			633.8
Financial assets			€ 42,900,000			$ 52.6
Percentage of shares in development cost			55.00%			55.00%
Incyte [member] | US [member]
Statement [line items]
Foreign exchange gain (loss)			€ 8,400,000
Incyte [member] | Top of range [member]
Statement [line items]
Percentage of clinical trial services			55.00%			55.00%
Percentage of future development costs for clinical trials			100.00%			100.00%
Incyte [member] | ADS [member]
Statement [line items]
Investments in joint ventures	€ 130,900,000						$ 150.0
Number of shares purchased by investors | shares	3,629,764						3,629,764
Value per share | (per share)	€ 36.27						$ 41.32
Morphosys [member]
Statement [line items]
Percentage of shares in development cost			45.00%			45.00%